Other Income	6 Months Ended
Sep. 30, 2023
Other Income [Abstract]
OTHER INCOME

NOTE 3A — OTHER INCOME

Other income	For the 6 months period ended September 30, 2023	For the 6 months period ended September 30, 2022
Fair value gain on warrant liability	2,106	-
Sundry Balances written back	50,113	360,842
	52,219	360,842